Income tax	3 Months Ended
Mar. 31, 2025
Income taxes paid (refund) [abstract]
Income tax	Income tax
The Group incurred tax losses in the current period and prior years. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Group’s business, the Group has not recognized deferred tax assets beyond deferred tax liabilities arising within the same taxable entity under the same taxable regime and with consistent timing of reversal, after considering, if applicable, limitations in the use of deductible tax losses carried forward from prior periods applicable under tax laws in France and in the U.S.